Intangible Assets, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		$ 14,584,524	$ 1,141,718	$ 22,775,784
Expenses related to unsuccessful wells	$ 19,351,986	$ 79,595,185